Accounts Receivables (Tables)	12 Months Ended
Oct. 31, 2022
Accounts Receivables [Abstract]
Schedule of accounts receivables, net
	October 31, 2022	October 31, 2021
Accounts receivables	45,100	6,566
Allowance for doubtful accounts	(5,753)	-
Total, net	39,347	6,566

	October 31, 2022	October 31, 2021
Accounts receivables-related parties	354,857	547,865
Allowance for doubtful accounts	(139,911)	(18,458)
Total, net	214,946	529,407

Schedule of the activity in the allowance for doubtful accounts
	October 31, 2022	October 31, 2021
Balance at beginning of year	18,458	53,727
Provision	143,003	-
Charge-offs	-	-
Recoveries	-	(37,591)
Effect of translation adjustment	(15,797)	2,322
Balance at end of year	145,664	18,458